Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Changes in Equity
Beginning Balance, shares	1,271,847	1,272,063	1,280,604
Cash dividends paid to Kubota Corporation shareholders, per common share	¥ 12	¥ 14	¥ 15
Purchases and sales of treasury stock, shares	134	216	8,541
Ending Balance, shares	1,271,713	1,271,847	1,272,063